Note 10 - Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$854,063	$705,698	$638,000	$459,566
Net loss	(730,513)	(497,763)	(296,779)	(610,085)
Net loss per share	(0.04)	(0.03)	(0.02)	(0.03)
	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)